EQUITY	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
The Catalyst Group Entertainment Llc [Member]
Statement [Line Items]
EQUITY		NOTE 4 – EQUITY The Company operates as a limited liability company. As of March 31, 2022 and December 31, 2021, the balance of the Members’ Deficit was $1,670 and $4,726, respectively.			NOTE 4 – EQUITY The Company operates as a limited liability company. As of December 31, 2021 and December 31, 2020, the balance of the Members’ Deficit was $4,726 and $4,726.
Iqi Media Inc [Member]
Statement [Line Items]
EQUITY		NOTE 4 – EQUITY The Company operates as a Sub-Chapter S corporation. As of March 31, 2022 and December 31, 2021, the balance of the Members’ Deficit was $66,073 and $59,142, respectively.			NOTE 4 – EQUITY The Company operates as a Sub-Chapter S corporation. As of December 31, 2021 and December 31, 2020, the balance of the Members’ Deficit was $59,142 and $34,028.
Winvests Group Ltd [Member]
Statement [Line Items]
EQUITY

NOTE 3 – EQUITY

Common Stock

The Company has authorized 4,500,000,000 shares of $0.001 par value, common stock. As of December 31, 2021 and May 31, 2021, there were 16,513,983 and 2,081,719 shares of Common Stock issued and outstanding.

Preferred Stock

During 2020 the Company had 855,000 shares of Preferred Series A Stock outstanding. This Class of Preferred had a 1 for 1 conversion ratio to common stock. During 2021 this class of Series A Preferred Stock was converted to 855,000 shares of common stock prior to the reverse split. On a post-split basis of 250 to 1, this amounted to 3,420 common shares. In March 2021 the Company designated a new class of Series A Preferred Stock.

As of December 31, 2021 the Company has authorized 300,000,000 shares of Preferred Series A Stock. As of December 31, 2021 and May 31, 2021 there were 227,838,680 and 300,000,000 Preferred Series A shares issued and outstanding, respectively. Each share of preferred stock is convertible to 50 shares of common stock. These 300,000,000 preferred shares were original issued to Custodian Ventures, LLC for services performed and resulted in a stock based compensation charge to operations of $2,469,659. These preferred shares were then subsequently sold to Wan Nyuk Ming, Ng Chian Yin, and Jeffrey Wong Kah Mun, respectively, based on their ownership of Winvest Group Limited (Cayman)-see NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS to the financial statements. Prior to the Company’s reverse split and during the year ended December 31, 2021, the holders of Preferred Stock converted 72,161,320 preferred shares into 3,608,066,021 pre-split common shares. After the 1 for 250 reverse split, the post- split shares amounted to 14,432,264 common shares.

Winvest Group Ltd [Member]
Statement [Line Items]
EQUITY

NOTE 5 – EQUITY

Common Stock

As of December 31, 2022, the Company had 4,500,000,000 authorized shares of Common Stock with a par value of $0.001. As of December 31, 2022, and December 31, 2021, there were 17,411,217 and 16,510,563 shares of Common Stock issued and outstanding, respectively.

Preferred Stock

During 2020 the Company had 855,000 shares of Preferred Series A Stock outstanding. This Class of Preferred had a 1 for 1 conversion ratio to common stock. During 2021 this class of Series A Preferred Stock was converted to 855,000 shares of common stock prior to the reverse split. On a post-split basis of 250 to 1, this amounted to 3,420 common shares. In March 2021 the Company designated a new class of Series A Preferred Stock.

As of December 31, 2022, the Company has authorized 300,000,000 shares of Preferred Series A Stock. As of December 31, 2022, and December 31, 2021, there were 227,838,680 and 227,838,680 Preferred Series A shares issued and outstanding, respectively. Each share of preferred stock is convertible to 50 shares of common stock.

Winvest Groups Ltd [Member]
Statement [Line Items]
EQUITY

NOTE 9. EQUITY

Common Stock

As of March 31, 2023, the Company had 4,500,000,000 authorized shares of Common Stock with a par value of $0.001. As of March 31, 2023, and December 31, 2022, there were 17,526,075 and 17,411,217 shares of Common Stock issued and outstanding, respectively. During the three months ended March 31, 2023, the Company issued 114,510 restricted common shares to various individuals for services provided. These shares were valued at $4.00 each, based on the trading price of the Company’s common stock on the date the share issuance was approved by the company’s Board of Directors. As a result, the Company recorded stock based compensation expense of $458,040 for the three months ended March 31, 2023.

Preferred Stock

During 2020 the Company had 855,000 shares of Preferred Series A Stock outstanding. This Class of Preferred had a 1 for 1 conversion ratio to common stock. During 2021 this class of Series A Preferred Stock was converted to 855,000 shares of common stock prior to the reverse split. On a post-split basis of 250 to 1, this amounted to 3,420 common shares. In March 2021 the Company designated a new class of Series A Preferred Stock.

As of March 31, 2023, the Company has authorized 300,000,000 shares of Preferred Series A Stock. As of March 31, 2023, and December 31, 2022, there were 227,838,680 and 227,838,680 Preferred Series A shares issued and outstanding, respectively. Each share of preferred stock is convertible to 50 shares of common stock.